TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses	¥ 731	¥ 708
Loss carry forwards	1,393	862
Accrued liability for customer reward related programs	40	85
Accrued staff salary	98	8
Others	314	321
Less: valuation allowance of deferred tax assets	(892)	(589)	¥ (482)	¥ (238)
Total deferred tax assets	1,684	1,395
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,527)	(3,574)
Net deferred tax liabilities	¥ (1,843)	¥ (2,179)